REPORTABLE SEGMENTS	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating income. During the year-to-date period ended June 30, 2020, the Company modified its segment reporting disclosure to present segment operating income. The change better aligns the Company’s disclosure with the U.S. GAAP measure of profit used by the CODM in making decisions about allocating resources and assessing performance. Segment operating income does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Reportable Segment:
Production Services	$139,034	$95,358	$272,224	$187,471
Drilling and Evaluation Services	64,215	64,541	130,324	124,132
Total revenue	$203,249	$159,899	$402,548	$311,603

Long-lived assets

	June 30, 2020	December 31, 2019
Reportable Segment:
Production Services	$308,746	$290,765
Drilling and Evaluation Services	137,193	115,241
Total Reportable Segments	445,939	406,006
Unallocated assets	12,222	13,301
Total long-lived assets	$458,161	$419,307

Operating income

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Reportable Segment:
Production Services	$20,217	$23,192	$41,545	$44,514
Drilling and Evaluation Services	8,334	9,413	16,202	14,892
Total Reportable Segments	28,551	32,605	57,747	59,406
Unallocated expenses	(10,693)	(10,610)	(21,374)	(17,303)
Total operating income	$17,858	$21,995	$36,373	$42,103

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Geographic Area:
MENA	$200,737	$158,082	$396,798	$307,627
Rest of World	2,512	1,817	5,750	3,976
Total revenue	$203,249	$159,899	$402,548	$311,603

Long-lived assets by geographic area

	June 30, 2020	December 31, 2019
Geographic area:
MENA	$449,029	$409,139
Rest of World	9,132	10,168
Total long-lived assets	$458,161	$419,307